Retirement Benefits (Reconciliation of Net Actuarial Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of unrecognized net actuarial gain loss [Roll Forward]
Total gain (loss) recognized as change in plan assets and benefit obligations	$ 299	$ 779	$ 90
U.S. Pension Benefits [Member]
Reconciliation of unrecognized net actuarial gain loss [Roll Forward]
Amount disclosed as of prior year-end	(1,695)	(1,327)
Recognized as component of net periodic benefit cost	152	100
Liability experience	(522)	(352)
Asset experience	178	(116)
Total gain (loss) recognized as change in plan assets and benefit obligations	(344)	(468)
Amount at end of year	(1,887)	(1,695)
Non- U.S Pension Benefits [Member]
Reconciliation of unrecognized net actuarial gain loss [Roll Forward]
Amount disclosed as of prior year-end	(3,038)	(2,305)
Recognized as component of net periodic benefit cost	118	115
Effect of settlement	1	0	5
Liability experience	(419)	(575)
Asset experience	138	(261)
Effect of curtailment	3	(1)
Total gain (loss) recognized as change in plan assets and benefit obligations	(278)	(837)
Exchange rate adjustments	(112)	(11)
Amount at end of year	(3,309)	(3,038)	(2,305)
U.S. Postretirement Benefits [Member]
Reconciliation of unrecognized net actuarial gain loss [Roll Forward]
Amount disclosed as of prior year-end	12	(4)
Recognized as component of net periodic benefit cost	(1)	(4)
Liability experience	(13)	20
Asset experience	0	0
Total gain (loss) recognized as change in plan assets and benefit obligations	(13)	20
Amount at end of year	(2)	12
Non- U.S Postretirement Benefits [Member]
Reconciliation of unrecognized net actuarial gain loss [Roll Forward]
Amount disclosed as of prior year-end	(19)	(14)
Recognized as component of net periodic benefit cost	1	0
Effect of settlement	0	0	0
Liability experience	(10)	(5)
Asset experience	0	0
Effect of curtailment	1	0
Total gain (loss) recognized as change in plan assets and benefit obligations	(9)	(5)
Exchange rate adjustments	0	0
Amount at end of year	$ (27)	$ (19)	$ (14)